Disposition of Golden Bull USA (Details) - USD ($)	1 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 16, 2022	Dec. 31, 2023
Disposition of Golden Bull USA [Abstract]
Nominal consideration		$ 10
Total assets	$ 72,196
Total liability	124,569
Negative assets	$ 52,373
Consolidated net assets percentage	0.03%
Other income net			$ 52,383